Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2022	2021
Finished goods	$3,894,102	$4,211,098
Work in process	4,054,789	4,023,693
Raw materials	11,093,140	7,763,325
Production supplies	396,735	305,692
Total	$19,438,766	$16,303,808